Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (544)	$ (5,397)	$ (8,443)	$ (1,014)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	351	147	302	66
Provision for credit losses	(434)	(869)	(1,016)	669
Allowance for inventory obsolescence	(108)	739	617	(1,639)
Noncash business combination expense			3,514
Pension contributions	(309)	(309)	(530)	(569)
Pension expense	155	136	(75)	(400)
Change in fair value of convertible debt and warrant liability	400
Foreign exchange (gain) loss	(38)	418	376	(584)
Noncash lease expense	828	770	1,590	1,423
Noncash interest expense		14	28	19
Change in manufacturing warranty obligation estimate			(626)
Deferred and other noncash income tax (income) expense	112	12	(304)	58
Changes in operating assets and liabilities:
Accounts receivable	(694)	2,149	1,853	(514)
Inventories	(1,527)	(1,528)	(3,259)	518
Due from related parties	(548)	343	1,018	(969)
Due to related parties	(98)	988	3,337	2,471
Other assets	(481)	(1,350)	(229)	(1,805)
Operating lease liabilities	(820)	(957)	(1,782)	(1,448)
Accounts payable	813	1,764	2,920	38
Employee compensation	1,070	(59)	(551)	(151)
Other liabilities	(247)	197	970	(96)
Deferred revenue	846	1,265	(90)	4,059
Manufacturing warranty obligation	100	180	163	160
Advance payments from customers	(1,737)	2,591	4,338	2,083
Accrued expense and other current liabilities	1,376	519	1,071	3,126
Net cash provided by (used in) operating activities	(1,534)	1,763	5,192	5,501
Cash flows from investing activities:
Purchases of property and equipment	(423)	(73)	(202)	(145)
Net cash used in investing activities	(423)	(73)	(202)	(145)
Cash flows from financing activities:
Proceeds from reverse recapitalization			899
Proceeds from issuance of convertible debt, net of issuance costs	2,809
Payments on related party notes payable	(2,053)	(3,744)	(5,844)	(4,053)
Net cash provided by (used in) financing activities	756	(3,744)	(4,945)	(4,053)
Effect of currency translation on cash and cash equivalents	35	15	5	(61)
Net decrease in cash, and cash equivalents, and restricted cash	(1,166)	(2,039)	50	1,242
Cash, cash equivalents and restricted cash - beginning of period	3,225	3,175	3,175	1,933
Total cash, cash equivalents and restricted cash	2,059	1,136	3,225	3,175
Cash and cash equivalents	1,759	1,136	3,225	3,175
Reconciliation of cash, cash equivalents and restricted cash:
Restricted cash	300
Supplemental disclosure of cash flow information:
Interest paid	162	262	665	258
Income tax paid	15			210
Supplemental disclosure of non-cash investing and financing activity:
Accrued liability related to asset acquisition				533
Accounts payable settled through escrow account upon reverse recapitalization			$ 1,439
Out of period adjustment related to reverse recapitalization (Note 2)	$ 710